Consolidated balance sheet - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Non-current assets
Intangible assets	$ 14,776	$ 14,814
Property, plant and equipment	9,528	8,509
Biological assets	176	199
Investments in associates and joint ventures	5,334	5,032
Other investments	39	94
Other receivables	38	38
Other financial assets	623	373
Deferred tax assets	150	143
Post-employment benefit assets	1,161	1,146
Non-current assets	31,825	30,348
Current assets
Inventories	10,658	9,720
Trade and other receivables	3,504	3,487
Corporate tax receivables	354	304
Assets held for sale	257	130
Other financial assets	524	355
Cash and cash equivalents	2,200	1,130
Current assets	17,497	15,126
Total assets	49,322	45,474
Current liabilities
Borrowings and bank overdrafts	(2,928)	(2,885)
Other financial liabilities	(278)	(348)
Trade and other payables	(6,952)	(6,354)
Liabilities held for sale	(193)	(48)
Corporate tax payables	(138)	(136)
Provisions	(223)	(97)
Current liabilities	(10,712)	(9,868)
Non-current liabilities
Borrowings	(20,820)	(18,616)
Other financial liabilities	(751)	(940)
Other payables	(192)	(304)
Provisions	(316)	(300)
Deferred tax liabilities	(2,944)	(2,947)
Post-employment benefit liabilities	(409)	(429)
Non-current liabilities	(25,432)	(23,536)
Total liabilities	(36,144)	(33,404)
Net assets	13,178	12,070
Equity
Share capital	887	887
Share premium	1,703	1,703
Other reserves	454	(91)
Retained earnings	8,046	7,533
Equity attributable to equity shareholders of the parent company	11,090	10,032
Non-controlling interests	2,088	2,038
Total equity	$ 13,178	$ 12,070